Accounts Payable and Accrued Expense (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Accounts Payable	$ 4,695	$ 4,984
Accrued operating	20,648	36,177
Accrued administrative	10,791	7,585
Accounts payable and accrued expenses	$ 36,134	$ 48,746